Ordinary shares - Additional information (Detail)					1 Months Ended	12 Months Ended
	Dec. 20, 2019 CNY (¥) shares	Dec. 20, 2019 USD ($) shares	Apr. 01, 2018 shares	Jan. 05, 2018 $ / shares shares	May 31, 2018 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 01, 2019 shares
Ordinary shares authorized shares						500,000,000		500,000,000	500,000,000
Ordinary shares, par value | $ / shares								$ 0.0001	$ 0.0001
Ordinary shares subscribed				8,188,790
Repurchased shares	1,177,499	1,177,499
Stock repurchase value | ¥						¥ 526,530,728	¥ 168,567,125
Twenty Ninteen Share Repurchase Program [Member]
Repurchase of shares | $									$ 100,000,000
Stock repurchase program, period in force	12 months	12 months
Stock repurchase value	¥ 695,097,853	$ 99,999,998
Repurchase of ordinary shares paid						¥ 115,273,325		$ 16,471,881
2018 Restricted Share Unit Scheme [Member]
Ordinary shares, par value | $ / shares				$ 0.0001
Restricted Stock Units (RSUs) [Member] | 2018 Restricted Share Unit Scheme [Member]
Shares issued for employee benefit plan			2,106,321
Angel Preferred Stock [Member]
Number of shares converted				2,944,395
Series B-4 Preferred Shares [Member]
Shares issued					125,000
IPO [member]
Shares Issued										4,492,473
Ordinary Shares [Member]
Number of shares converted				2,944,395
Repurchased shares	291,207	291,207			125,000
Shares issued for employee benefit plan						693,527	289,451